UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 150, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   ROBERT HUFFMAN
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ ROBERT HUFFMAN                     NORTHBROOK, IL                 05/08/2007
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            65
                                         ------------
Form 13F Information Table Value Total:       195,454
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (x $1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------  ---------  ------  ------   --- ---- ------- -------- ---- ------ ---

ADAMS EXPRESS CO               COM             006212104  4247    302962    SH        SOLE            302962
AMC MANAGED INCOME FD INC      COM             000919100   464    121815    SH        SOLE            121815
BANCROFT FUND LTD              COM             059695106  7202    360084    SH        SOLE            360084
BLACKROCK DIVID ACHIEVERS TM   COM             09250N107  1790    119683    SH        SOLE            119683
BLACKROCK PFD INCOME STRATEG   COM             09255H105   982     47100    SH        SOLE             47100
BLACKROCK S&P QLTY RK EQ MD    SHS BEN INT     09250D109   735     40922    SH        SOLE             40922
BLACKROCK STRAT DIVD ACHIEVE   COM             09249Y107  4158    274090    SH        SOLE            274090
BLACKROCK MUNIYIELD CALIF FD   COM             09254M105   195     13800    SH        SOLE             13800
BLACKROK NY INSD MUN 2008 T    COM             09247L107   277     18250    SH        SOLE             18250
CBOT HLDGS INC                 CL A            14984K106   731      4026    SH        SOLE              4026
CITIGROUP INC                  COM             172967101   313      6094    SH        SOLE              6094
DEFINED STRATEGY FND INC       COM             24476Y100  5749    282651    SH        SOLE            282651
DSW GLOBAL COMMODITIES STK F   COM             23338Y100   180     11100    SH        SOLE             11100
DWS MUN INCOME TR              COM             23338M106   425     37580    SH        SOLE             37580
ELLSWORTH FUND LTD             COM             289074106  7402    862728    SH        SOLE            862728
FIRST TR VALUE LINE 100 FD     COM SHS         33735D104   440     27000    SH        SOLE             27000
FIRST TR VALUE LINE DIVID IN   SHS             33734H106  3305    195475    SH        SOLE            195475
GABELLI DIVD & INCOME TR       COM             36242H104  1891     87900    SH        SOLE             87900
GABELLI GLOBAL MULTIMEDIA TR   COM             36239Q109  5882    452843    SH        SOLE            452843
INSURED MUN INCOME FD          COM             45809F104  1431    106194    SH        SOLE            106194
ISHARES TR                     1-3 YR TRS BD   464287457  5408     67215    SH        SOLE             67215
ISHARES TR                     S&P 100 IND FD  464287101 15043    231042    SH        SOLE            231042
ISHARES TR                     MSCI EAFE IDX   464287465   773     10135    SH        SOLE             10135
MFS CHARTER INCOME TR          SH BEN INT      552727109  7831    914854    SH        SOLE            914854
MFS GOVT MKTS INCOME TR        SH BEN INT      552939100  1286    192800    SH        SOLE            192800
MFS INTER INCOME TR            SH BEN INT      55273C107  3812    610878    SH        SOLE            610878
MORGAN STANLEY                 INSD CA MUN     61745P825   391     26200    SH        SOLE             26200
MORGAN STANLEY ASIA PAC FD I   COM             61744U106  4924    258598    SH        SOLE            258598
MUNICIPAL ADVANTAGE FD INC     COM             626189104   924     67300    SH        SOLE             67300
NUVEEN FLA QUALITY INCOME MU   COM             670978105  2581    183200    SH        SOLE            183200
NUVEEN NY MUN VALUE FD         COM             67062M105   719     73700    SH        SOLE             73700
NUVEEN SELECT TAX FREE INCOME  SH BEN INT      67063C106  2805    199343    SH        SOLE            199343
NUVEEN SELECT TAX FREE INCOME  SH BEN INT      67063X100  1475    105300    SH        SOLE            105300
NUVEEN TAX ADV FLTG RATE FUN   COM             6706EV102  4193    292600    SH        SOLE            292600
PHARMACEUTICAL HLDRS TR        DEPOSITORY RCPT 71712A206  9786    126000    SH        SOLE            126000
PIONEER TAX ADVANTAGE BALANC   COM             72388R101  1123     76982    SH        SOLE             76982
POWERSHARES EFT TRUST          DYN INS PTF     73935X641  5138    283560    SH        SOLE            283560
POWERSHARES EFT TRUST          FTSE RAFI 1000  73935X583  9252    157300    SH        SOLE            157300
PUTNAM HIGH YIELD MUN TR       SH BEN INT      746781103  2892    383500    SH        SOLE            383500
PUTNAM INVT GRADE MUN TR       COM             746805100  2089    203984    SH        SOLE            203984
PUTNAM MANAGED MUN INCM TR     COM             746823103  2514    321494    SH        SOLE            321494
PUTNAM MASTER INTER INCOME T   SH BEN INT      746909100  1523    232175    SH        SOLE            232175
PUTNAM MUN BD FD INC           SH BEN INT      74683V100  1271    100700    SH        SOLE            100700
PUTNAM MUN OPPORTUNITES TR     SH BEN INT      746922103   811     66000    SH        SOLE             66000
PUTNAM N Y INVEST GRADE MUN TR SH BEN INT      746921105   590     43602    SH        SOLE             43602
PUTNAM PREMIER INCOME TR       SH BEN INT      746853100  6478    983016    SH        SOLE            983016
PUTNAM TAX FREE HEALTH CARE    SH BEN INT      746920107  2953    210660    SH        SOLE            210660
SPDR TR                        PUT             78462F953  1792     12622    SH        SOLE             12622
SUNAMERICA FCSED ALPHA GRW F   COM             867037103  7098    362147    SH        SOLE            362147
SUNAMERICA FOCSE ALPHA LC F    COM             867038101  2654    140392    SH        SOLE            140392
TRI CONTL CORP                 COM             895436103 14308    630303    SH        SOLE            630303
VAN KAMPEN INCOME TR           SH BEN INT      920957107  1203    199550    SH        SOLE            199550
VAN KAMPEN PA VALUE MUN INCO   COM             92112T108  2335    159875    SH        SOLE            159875
VAN KAMPEN SELECT SECTOR MUN   COM             92112M103   896     65804    SH        SOLE             65804
VAN KAMPEN TR INVT FLA MUNS    COM             920932100  4708    299900    SH        SOLE            299900
VAN KAMPEN TR INVT GRADE MUN   COM             920929106  2978    189569    SH        SOLE            189569
WESTERN ASSET 2008 WW DRL GO   COM             95766W103   296     28310    SH        SOLE             28310
WESTERN ASSET CLAYMORE US TR   COM SH BEN INT  95766Q106  1074     92300    SH        SOLE             92300
WESTERN ASSET EMERG MKT DEBT   COM             95766A101  3613    202765    SH        SOLE            202765
WESTERN ASSET HIGH INCM FD I   COM             95766H106   267     26400    SH        SOLE             26400
WESTERN ASSET HIGH INCM OPP    COM             95766K109   515     75000    SH        SOLE             75000
WESTERN ASSET INFL MGMT FD I   COM             95766U107  2161    134256    SH        SOLE            134256
WESTERN ASSET MUN FD PRT II    COM             95766V105   974     73300    SH        SOLE             73300
WSTRN ASSET/CLYMR US TR INF    COM             95766R104  2198    185026    SH        SOLE            185026